OTHER (INCOME) EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Changes in asset retirement obligations at closed mines	$ (13.4)	$ 9.7
Write-down of assets	0.9	1.3
Forfeiture of carbon fines	0.0	13.5
Settlement of carbon fines	0.0	15.0
Other	3.3	7.8
Other expenses	$ (9.2)	$ 47.3